SIGNIFICANT ACCOUNTING POLICIES AND JUDGMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies And Judgments
Schedule of Amortization

Furniture and fixtures	7-10	years on a straight-line basis
Computer and office equipment	3-5	years on a straight-line basis
Production equipment and other	5-10	years on a straight-line basis
Leasehold improvements	1-40	years on a straight-line basis

Schedule of financial assets and financial liabilities

Asset/Liability	Classification
Accounts receivable	Amortized cost
Cash and cash equivalents	Amortized cost
Notes receivable	Amortized cost
Marketable securities	FVTPL
Warrants asset	FVTPL
Accounts payable and accrued liabilities	Amortized cost
Long-term debt	Amortized cost
Business acquisition payable	Amortized cost
Interest payable	Amortized cost
Convertible debentures	Amortized cost
Derivative liabilities	FVTPL